Description of Business	6 Months Ended
Jun. 30, 2020
Description of Business
Description of Business

1.Description of Business

DraftKings Inc., a Nevada corporation (the “Company”, “DraftKings”, “we” or “us”), was incorporated in Nevada as DEAC NV Merger Corp., a wholly owned subsidiary of our legal predecessor, Diamond Eagle Acquisition Corp. (“DEAC”), a special purpose acquisition company. On April 23, 2020, DEAC consummated the Business Combination Agreement (the “Business Combination”) dated December 22, 2019, as amended on April 7, 2020 and, in connection therewith, (i) DEAC merged with and into us, whereby we survived the merger and became the successor issuer to DEAC by operation of Rule 12g-3(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (ii) we changed our name to “DraftKings Inc.,” (iii) we acquired DraftKings Inc., a Delaware corporation, (“Old DK”) by way of a merger and (iv) we acquired all of the issued and outstanding share capital of SBTech (Global) Limited (“SBTech”). Upon consummation of the foregoing transactions, Old DK and SBTech became wholly owned subsidiaries of the Company.

DraftKings is a digital sports entertainment and gaming company. The Company’s business-to-consumer (“B2C”) segment provides users with daily fantasy sports (“DFS”), sports betting (“Sportsbook”) and iGaming products. The Company’s business-to-business (“B2B”) segment is involved in the design and development of sports betting and casino gaming software for sportsbook and casino gaming products.

In May 2018, the Supreme Court (the “Court”) struck down on constitutional grounds the Professional and Amateur Sports Protection Act of 1992 (“PASPA”), a law that prohibited most states from authorizing and regulating sports betting. Since the Court’s decision, many states have legalized sports betting. The U.S. jurisdictions with statutes legalizing statewide online sports betting as of June 30, 2020 are Colorado, Illinois, Indiana, Iowa, Michigan, Nevada, New Hampshire, New Jersey, Oregon, Pennsylvania, Puerto Rico, Rhode Island, Tennessee, Virginia, Washington, D.C and West Virginia. The jurisdictions with statutes legalizing sports betting at certain land-based retail locations are Arkansas,  Colorado, Delaware, Illinois, Indiana, Iowa, Michigan, Mississippi, Montana, Nevada, New Hampshire, New Jersey, New York, North Carolina, Pennsylvania, Puerto Rico, Rhode Island, Washington, Washington, D.C and West Virginia. The jurisdictions with statutes legalizing online casinos are Michigan, New Jersey, Pennsylvania and West Virginia. Several of the aforementioned jurisdictions have enacted laws authorizing sports wagering online or in retail locations, but such operations have not yet begun.

As of June 30, 2020, the Company operates online sports betting in Colorado, Indiana, Iowa, New Hampshire, New Jersey, Oregon (B2B), Pennsylvania, and West Virginia, has retail sportsbooks in Colorado, Iowa, Mississippi, New Jersey and New York and has online casino products in New Jersey and Pennsylvania. The Company also has arrangements in place with land-based casinos to expand operations into additional states upon the passing of the appropriate laws and regulations and the receipt of appropriate licenses.

Recently, the novel coronavirus (“COVID-19”) has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. The COVID-19 pandemic is creating disruption in global supply chains and adversely impacting many industries. COVID-19 could have a continued material adverse impact on economic and market conditions and trigger a period of continued global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate impact of COVID-19. Nevertheless, COVID-19 presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial results.

The direct impact of COVID-19 on the business of DraftKings beyond disruptions to normal business operations in several offices primarily results from the suspension and cancellation of sports seasons and sporting events. Typically, during the March to June time periods, DraftKings would have significant user interest and activity in its Sportsbook and DFS product offerings for Major League Baseball, European Soccer competitions, the NBA regular season and playoffs, the NCAA college basketball tournament, the Masters golf tournament, the NHL regular season and playoffs and the French Open grand slam tennis tournament. All of the aforementioned sports seasons and sporting events were suspended, although many plan to return later in 2020. The suspension of sports seasons and sporting events have reduced customers’ use of, and spending on, the Company’s Sportsbook and DFS product offerings, and has caused the Company to issue refunds for canceled events. Additionally, some retail casinos where the Company has branded sportsbooks and DFS remain closed or have reduced their capacity. The Company’s revenues vary based on sports seasons and sporting events, and the Company may not generate as much revenue as it would have without the cancellation or suspensions as a result of COVID-19. However, the strong performance of the Company’s product offerings that do not rely on sports seasons and sporting events, such as iGaming, has partially offset this adverse impact on revenue. DraftKings is also innovating to generate more content that does not rely on sports seasons and sporting events, for example, products that permit wagering and contests on events such as eSports, simulated NASCAR and League of Legends.

A significant or prolonged decrease in consumer spending on entertainment or leisure activities would likely adversely affect demand for the Company’s product offerings, reducing cash flows and revenues, and thereby materially harming our business, financial condition and results of operations. Finally, the Company has business continuity programs in place to ensure that employees are safe and that the business continues to function while its employees work remotely.